Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events
16.      Subsequent Events:
On July 3, 2014, the Company received a notice of termination of the management agreement for the vessel Marto, one of the third-party owned vessels under the Company's management. The management agreement was terminated upon the vessel's delivery to its new managers, on August 20, 2014. The Company is entitled to receive management fees for a period of three months following the termination date, in accordance with the terms of the management agreement.
On July 11, 2014, the Company completed a transaction that resulted in the acquisition of Oceanbulk Shipping LLC (“Oceanbulk Shipping”) and Oceanbulk Carriers LLC (“Oceanbulk Carriers”, and, together with Oceanbulk Shipping, “Oceanbulk”) from Oaktree Dry Bulk Holdings LLC (including affiliated funds, “Oaktree”) and Millennia Holdings LLC (“Millennia Holdings”, and together with Oaktree, the “Sellers”) through the merger of the Company's wholly-owned subsidiaries into Oceanbulk's holding companies (the “Merger”). Oceanbulk owned and operated a fleet of 12 dry bulk carrier vessels and owned contracts for the construction of 25 newbuilding fuel-efficient Eco-type dry bulk vessels (one of which, Peloreus was delivered on July 22, 2014) at shipyards in Japan and China. Millennia Holdings is an entity that is affiliated with the family of Mr. Petros Pappas, who became the Company's Chief Executive Officer in connection with the Merger.
The agreement governing the Merger also provided for the acquisition (the “Heron Transaction”) by the Company of two Kamsarmax vessels (the “Heron Vessels”), from Heron Ventures Ltd. (“Heron”), a limited liability the Company incorporated in Malta. The Company issued 2,115,706 of its common shares into escrow as consideration for the Heron Vessels. The common shares will be released from escrow to the Sellers at the time Heron distributes its vessels to its equity holders, whereupon the two Heron Vessels will be transferred to the Company, and the Company expects to pay $25,000 in cash (for which it may seek financing).
In addition, concurrently with the Merger, the Company completed a transaction (the “Pappas Transaction”), in which it acquired all of the issued and outstanding shares of Dioriga Shipping Co. and Positive Shipping Company (collectively, the “Pappas Companies”), which were entities owned and controlled by affiliates of the family of Mr. Pappas (the “Pappas Shareholders”). The Pappas Companies owned and operated a dry bulk carrier vessel (Tsu Ebisu) and had a contract for the construction of a newbuilding dry bulk carrier vessel, HN 5016 (tbn Indomitable). The Merger, the Heron Transaction and the Pappas Transaction are referred to, together, as the “July 2014 Transactions”.
A total of 54,104,200 of the Company's common shares were issued to the various selling parties in the July 2014 Transactions, of which 45,460,324 shares were issued to Oaktree, and 8,643,876 were issued to the Pappas Shareholders and Millennia Holdings. As a result, Oaktree became the beneficial owner of approximately 61.3% of the Company's outstanding common shares, and the Pappas Shareholders and Millennia Holdings became the beneficial owners of approximately 12.6% of the Company's outstanding common shares.
In July 2014 and in connection with the July 2014 Transactions, the Company's Board of Directors, or the Board, increased the number of directors constituting the Board to nine and, following the resignation of Mrs. Milena - Maria Pappas, appointed Mr. Rajath Shourie and Mses. Emily Stephens and Renee Kemp and Mr. Stelios Zavvos pursuant to the terms and subject to the conditions of the July 2014 Transactions.
During July 2014, the Company obtained the consent of the various relevant lenders to complete the July 2014 Transactions.
In July 2014 and in connection with the July 2014 Transactions, Mr. Petros Pappas was appointed Chief Executive Officer, Mr. Hamish Norton was appointed President, Mr. Christos Begleris was appointed Co-Chief Financial Officer, Mr. Nicos Rescos was appointed Chief Operating Officer, and Sophia Damigou was appointed Co-General Counsel. Mr. Spyros Capralos resigned as Chief Executive Officer and will remain the Company's Chairman and Zenon Kleopas will continue as the Company's Executive Vice President - Technical Operations.
As a result of the July 2014 Transactions, the Company assumed an additional $208,237 aggregate principal amount of vessel financing, all of which is secured by the vessels financed, some of which is guaranteed either by the Company or by certain of its subsidiaries. All of the vessel financing agreements have various negative and financial maintenance covenants. In addition, the Company also assumed bareboat charters with respect to four newbuilding vessels being built at New Yangzijiang and five newbuilding vessels being built at SWS.
Of the $208,237 aggregate principal amount of vessel financing that the Company assumed, $20,000 is outstanding under a facility (the “Dioriga Facility”) provided by HSBC Bank plc to Dioriga Shipping Co. (“Dioriga”) to partially finance the construction cost of Tsu Ebisu, which was delivered in April 2014. The Company assumed the Dioriga Facility when it purchased all of the outstanding equity of Dioriga in the Pappas Transaction. The Dioriga Facility will mature in March 2019 and will be repayable in 20 quarterly installments of $350 each, commencing three months after the drawdown, plus a balloon payment of $13,000 due together with the last installment. The loan bears interest at LIBOR plus a margin of 3.2% per annum (as long as ACR exceeds 143%) or 4.30% per annum (if ACR falls below 143%). The Dioriga Facility is secured by a first priority mortgage over the financed vessel and general and specific assignments. The Dioriga Facility includes certain negative covenants, including covenants against (i) changes in the management or legal or beneficial ownership of Dioriga and (ii) encumbrance on the assets of Dioriga. The Dioriga Facility includes the following financial maintenance covenants:
•      a market value of the vessel to loan (including interest rate swap exposure) ratio to exceed 130%; and
•      minimum liquidity to exceed $700, to be maintained in an account with HSBC Bank plc.
On July 11, 2014, 15,000 common shares were granted to the Company's directors, Mr. Softeland and Mr. Schmitz, and vested on the same date. The Company plans to issue the shares in connection with these grants during the third quarter of 2014.
On July 16, 2014, the Company executed a binding term sheet with NIBC Bank N.V. (the “NIBC Facility”) for financing an aggregate amount of $32,000, which will be available in two tranches of $16,000, to partially finance the construction cost of two Ultramax bulk carriers currently under construction by Japan Marine United Corporation (Hulls HN 5040, tbn Star Acquarius and HN 5043, tbn Star Pisces), with expected delivery in June 2015 and September 2015, respectively. Execution of the definitive agreements relating to this facility is scheduled on or before September 15, 2014. The facility will mature six years after the signing date. Each tranche is expected to be drawn with the delivery of the relevant vessel and will be repayable in consecutive quarterly installments of $268, commencing three months after the drawdown, plus a balloon payment of $10,650, for HN 5040, and $10,918, for HN 5043, both due in September 2020. The NIBC Facility will bear interest at LIBOR plus a margin of 2.80% per annum. It will be secured by a first priority cross collateralized mortgage over the financed vessels and general and specific assignments and will be guaranteed by the Company. The definitive agreements of the NIBC Facility will contain negative and financial covenants customary for facilities of this type.
On July 22, 2014, Peloreus, a Capesize vessel with a capacity of 182,000 dwt, was delivered to us by JMU. The delivery installment payment of $34,625 was partially financed by $32,500 drawn under a loan facility with Deutsche Bank AG, and the remaining amount of $2,125 was financed by existing cash.
In July, 2014, Positive Shipping Company executed a binding term sheet with BNP Paribas (the “BNP Facility”) for financing an amount of $32,500 to partially finance the construction cost of its Capesize bulk carrier currently under construction by Japan Marine United Corporation (Hull HN 5016, tbn Indomitable), with expected delivery in October 2014. Execution of the definitive agreement relating to this facility is scheduled on or before September 30, 2014. The facility is expected to be drawn with the delivery of the vessel and will be repaid in 20 equal, consecutive, quarterly principal payments of $537.5 each with the first becoming due and payable three months from the drawdown date together with a balloon installment of $21,750 payable simultaneously with the 20th installment. The BNP Facility will bear interest at LIBOR plus a margin of 2.50% per annum. It will be secured by a first priority mortgage over the financed vessel and general and specific assignments and will be guaranteed by the Company. The definitive agreement of the BNP Facility will contain negative and financial covenants customary for facilities of this type.
On August 4, 2014, pursuant to a termination agreement between the Company and Mr. Spyros Capralos, former Chief Executive Officer and current Non-Executive Chairman, dated July 31, 2014, the Company made a severance payment of 168,842 common shares and €644,000 of cash to Mr. Capralos.
In August 2014, the Company entered into definitive agreements with Excel Maritime Carriers Ltd. (“Excel”), pursuant to which the Company will acquire 34 dry bulk carrier vessels, consisting of six Capesize vessels, 14 sistership Kamsarmax vessels, 12 Panamax vessels and two Handymax vessels (collectively, the “Excel Vessels”) for an aggregate of 29,917,312 common shares (the “Excel Vessel Share Consideration”) and $288,391 in cash. The Excel Vessels will be transferred to the Company in a series of closings, on a vessel-by-vessel basis, in general upon reaching port after their current voyages and cargoes are discharged.  In the case of three Excel Vessels (Christine (tbn Star Marsha), Sandra (tbn Star Pauline) and Lowlands Beilun (tbn Star Despoina)) which are being transferred subject to existing charters, the Company will receive the outstanding equity interests of the vessel-owning subsidiaries that own those Excel Vessels (although no liabilities and other assets of such vessel-owning subsidiaries will be transfered).  The Company expects to complete all of the Excel Vessel closings by the end of 2014.
Entities affiliated with Oaktree (the “Oaktree Excel Investors”) and entities affiliated with Angelo, Gordon & Co. (the “Angelo, Gordon Excel Investors”) are holders of 48.1% and 24.3%, respectively, of the outstanding equity of Excel. The Excel Transactions were approved by the disinterested members of the Company's board of directors, based upon the recommendation of a transaction committee of disinterested directors, which considered the Excel Transactions on the Company's behalf in coordination with the Company's management team.  The total consideration was determined based on the average of three vessel appraisals by independent vessel appraisers.
At the transfer of each Excel Vessel, the Company will pay the cash and share consideration for such Excel Vessel to Excel.  The Company expects to use cash on hand, together with borrowings under a new $231,000 secured bridge loan facility (the “Excel Vessel Bridge Facility”) extended to the Company by entities affiliated with Oaktree and entities affiliated with Angelo, Gordon & Co. to fund the cash consideration for the Excel Vessels. Excel will use the cash consideration to cause an amount of outstanding indebtedness under its senior secured credit agreement to be repaid, such that all liens and obligations with respect to the transferred Excel Vessels (or vessel-owning subsidiary) are released upon the transfer to the Company. The Company has been informed that Excel expects to distribute the Excel Vessel Share Consideration to its equity holders, including the Oaktree Excel Investors and the Angelo, Gordon Excel Investors.
The Company refers to the foregoing transactions relating to the acquisition of the Excel Vessels as the ” Excel Transactions”, and the Company refers to the Excel Transactions and the July 2014 Transactions as the “Transactions”.
A total of 54,104,200 of the Company's common shares were issued to the various selling parties in the July 2014 Transactions, of which 45,460,324 shares were issued to Oaktree, and 8,643,876 shares were issued to owners of the Pappas Companies and Millennia Holdings. After the July 2014 Transactions, Oaktree was the beneficial owner of approximately 61.3% of the Company's outstanding common shares, and the Pappas Shareholders and Millennia Holdings were the beneficial owners of approximately 12.6% of the Company's outstanding common shares.
Giving effect to the completion of the Excel Transactions (which we expect to occur by the end of 2014), and assuming the full distribution of the Excel Vessel Share Consideration to Excel's equity holders, Oaktree will beneficially own 57.3% of the Company's outstanding common shares, and the Angelo Gordon Investors will beneficially own 7.8% of the Company's outstanding common shares.  As a result of the issuance of the Excel Vessel Share Consideration, the Pappas Shareholders will beneficially own 9.3% of the Company's outstanding common shares.
Under the Oaktree Shareholders Agreement, with certain limited exceptions, Oaktree effectively cannot vote more than 33% of the Company's outstanding common shares (subject to adjustment under certain circumstances), and the Pappas Shareholders are subject to a similar limitation under the Pappas Shareholders Agreement of 15% (subject to adjustment under certain circumstances).  For more information regarding these voting limitations, see Exhibit 99.3 to this Report on Form 6-K.
As of September 5, 2014, five Excel Vessels had been delivered to the Company in exchange for 3,548,372 common shares and 3,678 of cash. As of the same date, there was $29,240 of outstanding borrowings under the Excel Vessel Bridge Facility.

Developments Relating to Heron
On September 5, 2014, Oceanbulk Shipping, which is now a subsidiary of the Company as a result of the July 2014 Transactions, entered into a term sheet with ABY Group Holdings Limited (“ABY Group”) and Heron. The term sheet provides for the conversion of the existing convertible notes (the “Convertible Notes”) issued by Heron to Oceanbulk into 50% of the equity of Heron (with the remaining 50% of Heron's equity to be held by ABY Group). Among other things, the term sheet contains customary governance provisions and provisions relating to the liquidation of Heron following the conversion of the Convertible Notes. Under the term sheet, as soon as practicable, Oceanbulk Shipping will receive as a distribution the ABYO Gwyneth and the ABYO Angelina (two Kamsarmax vessels of 82,790 dwt and 82,987 dwt, respectively), and ABY Group will receive as a distribution the ABYO Audrey (a Capesize vessel of 175,125 dwt) and the ABYO Oprah (a Kamsarmax vessel of  82,551 dwt). Subject to the lender's approval, the remaining amount of debt under Heron's existing credit facility (the “CiT Facility”), will be assigned to each equity holder based on the amount of the CiT facility corresponding to the vessels being distributed to such equity holder. The conversion of the Convertible Notes is expected to occur during September 2014, as soon as all customary conditions precedent are satisfied.

Pursuant to the Merger Agreement, the Company expects the Sellers will remain as the ultimate beneficial owners of Heron, until Heron is dissolved. In addition, upon the distribution of the Heron Vessels to its equity holders, the Company will be required to pay $25,000 in cash in respect of the debt secured by the Heron Vessels and instruct the Escrow Agent to release the 2,115,706 common shares held in escrow in order to acquire the two vessels distributed to Oceanbulk. The Company expects that the transfer of the two Heron Vessels to it will be completed within the second half of 2014.